Label	Element	Value
Aberdeen Global Absolute Return Strategies Fund (formerly, Aberdeen Global Unconstrained Fixed Income Fund)
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Aberdeen Funds

(the “Trust”)

Aberdeen Global Absolute Return Strategies Fund

(the “Fund”)

Supplement dated July 20, 2021 to the Fund’s Statutory Prospectus,

dated February 26, 2021, as supplemented to date (the “Prospectus”)

Risk/Return [Heading]	rr_RiskReturnHeading	Aberdeen Global Absolute Return Strategies Fund
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The following is added as the last paragraph to the Principal Strategies for the Fund in the section entitled, “Summary — Aberdeen Global Absolute Return Strategies Fund — Principal Strategies” on page 49 of the Prospectus:

The Fund’s investment strategies and current asset levels may result in a portfolio turnover rate calculation in excess of 100% on an annual basis.

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The following is added after “Non-Hedging Foreign Currency Trading Risk” to the Principal Risks for the Fund in the section entitled, “Summary — Aberdeen Global Absolute Return Strategies Fund — Principal Risks” on page 50 of the Prospectus:

Portfolio  Turnover Risk — The Fund’s strategies and current asset levels may result in a portfolio turnover ratio calculation in excess of 100%.  High portfolio turnover may result in greater transaction costs which may reduce Fund performance. The sale of Fund portfolio securities may also result in greater realization and/or distribution to shareholders of gains or losses as compared to a fund with less active trading, which may include short-term gains taxable at ordinary income tax rates.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	Please retain this Supplement for future reference